Collaboration and License Agreements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Revenue from Collaboration and License Agreements

We have recognized revenue from our collaboration and license agreements as follows (in thousands):

	Six Months Ended June 30,
	2012	2013
Novartis:
Recognition of upfront license fee	$53,282	$—
Reimbursement of research and development expense	16,064	—

Novartis total	69,346	—

BMS and Pfizer:
Recognition of research and development services	—	3,094

BMS and Pfizer total	—	3,094

Bayer and Janssen:
Recognition of research and development services	—	2,438

Bayer and Janssen total	—	2,438

Lee’s:
Recognition of research and development services	—	52

Lee’s total	—	52

Daiichi Sankyo:
Recognition of research and development services	—	125

Daiichi Sankyo total	—	125

Total collaboration and license revenue	$69,346	$5,709

We have recognized revenue from our collaboration and license agreements as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Novartis:
Recognition of upfront license fee	$7,692	$7,692	$53,846
Reimbursement of research and development expense	898	1,879	16,238

Novartis total	8,590	9,571	70,084

Merck:
Recognition of upfront license fee	21,429	21,429	–
Reimbursement of research and development expense	5,249	9,973	–

Merck total	26,678	31,402	–

Biogen Idec:
Recognition of upfront license fee	–	37,056	–

Biogen Idec total	–	37,056	–

BMS and Pfizer:
Recognition of research and development services	–	–	1,958

BMS and Pfizer total	–	–	1,958

Total collaboration and license revenue	$35,268	$78,029	$72,042